SUPPLEMENTAL CASH FLOW DATA (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Supplemental Disclosures [Line Items]
Interest Paid, Total	$ 21,627	$ 14,503	$ 43,233	$ 56,433	$ 55,198	$ 31,008